NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS - NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS (SCHEDULE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Due to third party	$ 220,000
Retained earnings (deficit)	(273,380)	55,880
Other receivable write off - related party	(390,000)
Net income (loss)	(329,260)	55,880
Basic and fully diluted net income per common share	$ (3.95)
Original
Due to third party
Note Payable
Retained earnings (deficit)	116,620
Other receivable write off - related party
Net income (loss)	60,740
Basic and fully diluted net income per common share	$ 0.73
Restated
Due to third party	220,000
Note Payable	170,000
Retained earnings (deficit)	(273,380)
Other receivable write off - related party	390,000
Net income (loss)	$ (329,260)
Basic and fully diluted net income per common share	$ (3.95)